================================================================================

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-22520
                                                     ---------

                         Oppenheimer Short Duration Fund
                ------------------------------------------------
               (Exact name of registrant as specified in charter)

             6803 South Tucson Way, Centennial, Colorado 80112-3924
             ------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                Arthur S. Gabinet
                             OppenheimerFunds, Inc.
            Two World Financial Center, New York, New York 10281-1008
            ---------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200
                                                           --------------

                        Date of fiscal year end: July 31
                                                 -------

                      Date of reporting period: 10/31/2011
                                                ----------
================================================================================

ITEM 1. SCHEDULE OF INVESTMENTS.

Oppenheimer Short Duration Fund

STATEMENT OF INVESTMENTS OCTOBER 31, 2011 (UNAUDITED)

                                                                   Principal
                                                                     Amount                  Value
                                                              ---------------------  ---------------------
CORPORATE BONDS AND NOTES -- 32.2%
CONSUMER DISCRETIONARY -- 1.8%
AUTOMOBILES -- 1.5%
American Honda Finance Corp.:
2.375% Sr. Unsec. Nts., 3/18/13 (1)                           $           1,970,000  $           1,979,708
4.625% Sr. Unsec. Nts., 4/2/13 (1)                                         300,000                313,413
                                                                                     ---------------------
                                                                                                 2,293,121
MEDIA -- 0.3%
Comcast Holdings Corp., 10.625% Sr. Sub. Debs., 7/15/12                     350,000                372,297
CONSUMER STAPLES -- 0.2%
BEVERAGES -- 0.2%
Anheuser-Busch Cos., Inc., 7.50% Nts., 3/15/12                              285,000                291,765
ENERGY -- 0.3%
OIL, GAS & CONSUMABLE FUELS -- 0.3%
Apache Corp., 6.25% Sr. Unsec. Nts., 4/15/12                                450,000                460,696
FINANCIALS -- 21.2%
CAPITAL MARKETS -- 3.2%
Credit Suisse of New York, 3.45% Sr. Unsec. Nts., 7/2/12                  4,800,000              4,874,702
COMMERCIAL BANKS -- 14.4%
ANZ National International Ltd., 2.375% Sr. Unsec. Nts.,
12/21/12 (1)                                                              2,900,000              2,934,971
Barclays Bank plc, 5.45% Sr. Unsec. Unsub. Nts., 9/12/12                  1,850,000              1,902,381
HSBC Bank plc:
0.805% Sr. Unsec. Unsub. Nts., 1/18/13 (1,2)                              2,150,000              2,141,164
0.931% Sr. Unsec. Nts., 8/12/13 (1,2)                                     1,000,000                992,640
ING Bank NV, 0.799% Nts., 2/2/12 (1,2)                                    4,100,000              4,097,339
National Australia Bank Ltd., 1.097% Nts., 12/10/13 (1,2)                 2,000,000              1,999,728
Nordea Bank AB, 1.75% Sr. Unsec. Unsub. Nts., 10/4/13 (1)                 1,000,000                995,141
SunTrust Bank, 0.408% Sr. Unsec. Nts., 5/21/12 (2)                        2,500,000              2,489,230
Westpac Banking Corp.:
1.067% Sr. Unsec. Unsub. Nts., 12/9/13 (2,3)                              1,610,000              1,602,790
2.25% Sr. Unsec. Unsub. Bonds, 11/19/12                                   2,500,000              2,537,150
                                                                                     ---------------------
                                                                                                21,692,534

CONSUMER FINANCE -- 1.7%
American Express Credit Corp.:
0.365% Sr. Unsec. Nts., Series C, 2/24/12 (2)                             1,420,000              1,417,685
5.875% Sr. Unsec. Nts., 5/2/13                                            1,000,000              1,063,934
                                                                                     ---------------------
                                                                                                 2,481,619
DIVERSIFIED FINANCIAL SERVICES -- 0.6%
ING Bank NV, 1.397% Sr. Unsec. Nts., 3/15/13 (1,2)                          895,000                883,453
INSURANCE -- 1.3%
Prudential Financial, Inc.:
3.625% Sr. Unsec. Unsub. Nts., 9/17/12                                    1,375,000              1,405,731
5.10% Sr. Unsec. Unsub. Nts., 12/14/11                                      500,000                501,856
                                                                                     ---------------------
                                                                                                 1,907,587

HEALTH CARE -- 0.7%
HEALTH CARE PROVIDERS & SERVICES -- 0.7%
Anthem, Inc., 6.80% Unsec. Unsub. Bonds, 8/1/12                           1,000,000              1,044,857

                      1 | Oppenheimer Short Duration Fund

Oppenheimer Short Duration Fund

STATEMENT OF INVESTMENTS OCTOBER 31, 2011 (UNAUDITED)

                                                                   Principal
                                                                     Amount                  Value
                                                              ---------------------  ---------------------
INDUSTRIALS -- 4.4%
AEROSPACE & DEFENSE -- 0.8%
BAE Systems Holdings, Inc., 6.40% Sr. Unsec. Unsub.
Nts., 12/15/11 (1)                                            $           1,100,000  $           1,106,768
INDUSTRIAL CONGLOMERATES -- 3.6%
General Electric Capital Corp.:
0.386% Sr. Unsec. Unsub. Nts., 8/2/12 (2)                                   200,000                200,232
0.592% Sr. Unsec. Unsub. Nts., 7/27/12 (2)                                1,000,000              1,000,943
1.234% Sr. Unsec. Unsub. Nts., 1/7/14 (2)                                 2,000,000              1,978,620
1.356% Sr. Unsec. Nts., Series A, 9/23/13 (2)                               500,000                499,154
2.80% Sr. Unsec. Unsub. Nts., 1/8/13                                        475,000                484,729
4.25% Sr. Unsec. Nts., Series A, 6/15/12                                    500,000                510,404
6% Nts., 6/15/12                                                            750,000                774,054
                                                                                     ---------------------
                                                                                                 5,448,136

TELECOMMUNICATION SERVICES -- 3.6%
DIVERSIFIED TELECOMMUNICATION SERVICES -- 3.6%
AT&T Wireless Services, Inc., 8.125% Sr. Unsec. Nts., 5/1/12                 875,000                907,343
AT&T, Inc., 5.875% Sr. Unsec. Unsub. Nts., 2/1/12                         4,500,000              4,558,559
                                                                                     ---------------------
                                                                                                 5,465,902
                                                                                     ---------------------
Total Corporate Bonds and Notes (Cost $48,345,445)                                              48,323,437
CERTIFICATES OF DEPOSIT -- 4.2%
Bank of Nova Scotia, New York, 0.606%, 1/19/12 (2)                          500,000                500,112
BNP Paribas, New York, 1.112%,7/23/12 (2)                                   400,000                400,872
Intesa Sanpaolo, New York:
0.906%, 1/19/12 (2)                                                         300,000                299,700
0.922%, 1/27/12 (2)                                                         200,000                199,789
Nordea Bank AB, 0.818%, 4/5/13 (2)                                        2,000,000              2,001,790
Royal Bank of Canada, New York, 0.49%, 9/10/12 (2)                        1,500,000              1,499,777
Skandinaviska Enskilda Bank, New York, 0.74%, 5/4/12                        500,000                500,100
Swedbank AB, New York, 0.715%,5/21/12                                       500,000                500,289
UBS AG, Stamford CT, 1.403%,2/23/12 (2)                                     494,000                495,266
                                                                                     ---------------------
Total Certificates of Deposit (Cost $6,391,397)                                                  6,397,695

DIRECT BANK OBLIGATIONS -- 1.6%
American Express Bank, 0.376%,5/29/12 (2)
(Cost $2,356,900)                                                         2,365,000              2,357,136
SHORT-TERM NOTES -- 61.7%
BEVERAGES -- 11.4%

Anheuser-Busch Cos., Inc., 3%,10/15/12                                    5,000,000              5,105,370
Bacardi USA, Inc., 0.37%, 11/3/11 (3)                                     5,000,000              4,999,897
Diageo Capital plc:
0.43%, 11/23/11 (3)                                                       3,700,000              3,699,028
0.47%, 11/21/11 (3)                                                       3,300,000              3,299,138
COMMERCIAL BANKS -- 1.2%
Santander Commercial Paper, SA Unipersonal, 0.95%,
11/10/11 (3)                                                              1,800,000              1,799,573


                      2 | Oppenheimer Short Duration Fund

Oppenheimer Short Duration Fund

STATEMENT OF INVESTMENTS OCTOBER 31, 2011 (UNAUDITED)

                                                                   Principal
                                                                     Amount                  Value
                                                              ---------------------  ---------------------
ELECTRIC UTILITIES -- 3.3%
Electricite De France, 0.60%, 3/21/12 (3)                     $           5,000,000  $           4,991,204
INSURANCE -- 3.0%
Prudential Financial, Inc.:
0.85%, 5/29/12 (3)                                                        2,000,000              1,991,900
0.90%, 5/21/12 (3)                                                        2,500,000              2,490,541
LEASING & Factoring -- 4.5%
Nissan Motor Acceptance Corp., 0.37%, 11/7/11 (3)                         6,700,000              6,699,587
MEDIA -- 2.7%
Viacom, Inc., 0.38%, 11/3/11 (3)                                          4,000,000              3,999,916
MUNICIPALS -- 7.4%
Albany, NY Industrial Development Agency Bonds, 0.80%,
 5/1/27(2)                                                                  970,000                970,000
Albuquerque, NM Industrial Revenue Bonds, CVI Laser Corp.
Project, Series 1998, 0.55%, 6/1/18 (2)                                     300,000                300,000
Babylon, NY Industrial Development Agency Bonds, 0.60%,
3/1/24 (2)                                                                1,700,000              1,700,000
Michigan Strategic Fund Ltd. Obligation, 0.50%, 9/1/22 (2)                  945,000                945,000
Polk Cnty., FL Industrial Development Authority Revenue
Bonds, Watson Clinic, Series 1999, 0.65%, 12/1/18 (2)                       720,000                720,000
San Antonio, TX Special Facilities Bonds, Cessna Aircraft
Project, Series 1995, 0.55%, 4/1/20 (2)                                     400,000                400,000
Union Cnty., AR Industrial Development Revenue Bonds,
0.50%, 10/1/27 (2)                                                        2,500,000              2,500,000
Village of Mundelein, IL Industrial Development Revenue
Bonds, 0.60%, 7/1/17 (2)                                                  1,995,000              1,995,000
Washington, MO Industrial Development Authority, 0.58%,
12/1/19 (2)                                                               1,665,000              1,665,000
                                                                                     ---------------------
                                                                                                11,195,000

OIL, GAS & CONSUMABLE FUELS -- 4.7%
Devon Energy, 0.34%, 11/7/11                                              7,000,000              6,999,603
PERSONAL PRODUCTS -- 4.0%
Reckitt Benckiser Treasury Services plc, 0.84%, 8/16/12 (3)               6,000,000              5,963,895
RECEIVABLES FINANCE -- 13.9%
Chesham Finance LLC, 0.35%, 11/1/11                                       6,950,000              6,950,000
LMA Americas LLC, 0.70%, 11/2/11 (3)                                      7,000,000              6,999,864
Starbird Funding Corp., 0.55%, 11/7/11 (3)                                6,950,000              6,949,363
                                                                                     ---------------------
                                                                                                20,899,227

SPECIAL PURPOSE FINANCIAL -- 1.3%
Omnicom Capital, Inc., 0.35%, 11/18/11 (3)                                2,000,000              1,999,669
TELEPHONE UTILITIES -- 4.3%
Vodafone Group plc:
0.78%, 3/29/12                                                              500,000                498,750
1.10%, 8/23/12                                                            6,000,000              5,957,777
                                                                                     ---------------------
Total Short-Term Notes (Cost $92,559,915)                                                       92,590,075

                      3 | Oppenheimer Short Duration Fund

Oppenheimer Short Duration Fund

STATEMENT OF INVESTMENTS OCTOBER 31, 2011 (UNAUDITED)

                                                                     Shares                   Value
                                                              ---------------------  ---------------------
INVESTMENT COMPANY -- 0.0%
Oppenheimer Institutional Money Market Fund, Cl.
E,0.17% (4,5) (Cost $848)                                                       848  $                 848
Total Investments, at Value (Cost $149,654,505)                                99.7%           149,669,191
Other Assets Net of Liabilities                                                 0.3                481,463

                                                              ---------------------  ---------------------
Net Assets                                                                    100.0% $         150,150,654
                                                              =====================  =====================

Footnotes to Statement of Investments

1. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $17,444,325 or 11.62% of the Fund's net assets as of October 31, 2011.

2. Represents the current interest rate for a variable or increasing rate security.

3. Security issued in an exempt transaction without registration under the Securities Act of 1933. Such securities amount to $57,486,365 or 38.29% of the Fund's net assets, and have been determined to be liquid pursuant to guidelines adopted by the Board of Trustees.

4. Is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended October 31, 2011, by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment adviser. Transactions during the period in which the issuer was an affiliate are as follows:

                                                        Shares          Gross      Gross          Shares
                                                    July 29, 2011 (a) Additions  Reductions  October 31, 2011
                                                    ----------------- ---------  ----------  ----------------


Oppenheimer Institutional Money Market Fund, Cl. E                241 58,300,607 58,300,000               848




                                                                     Value                    Income
                                                              ---------------------  ---------------------
Oppenheimer Institutional Money Market Fund, Cl. E            $                 848  $                 955

a. July 29, 2011 represents the last business day of the Fund's 2011 fiscal year. See accompanying Notes.

5. Rate shown is the 7-day yield as of October 31, 2011.

                      4 | Oppenheimer Short Duration Fund

Oppenheimer Short Duration Fund

STATEMENT OF INVESTMENTS OCTOBER 31, 2011 (UNAUDITED)

VALUATION INPUTS

Various data inputs are used in determining the value of each of the Fund's investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

      1) Level 1-unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

      2) Level 2-inputs other than unadjusted quoted prices that are observable for the asset or liability (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

      3) Level 3-significant unobservable inputs (including the Manager's own judgments about assumptions that market participants would use in pricing the asset or liability).

The table below categorizes amounts as of October 31, 2011 based on valuation input level:

                                                                LEVEL 3--
                               LEVEL 1--          LEVEL 2--   SIGNIFICANT
                              UNADJUSTED  OTHER SIGNIFICANT  UNOBSERVABLE
                           QUOTED PRICES  OBSERVABLE INPUTS        INPUTS           VALUE
                           -------------  -----------------  ------------  --------------
ASSETS TABLE
INVESTMENTS, AT VALUE:
Corporate Bonds and Notes     $       --    $    48,323,437      $     --  $   48,323,437
Certificates of Deposit               --          6,397,695            --       6,397,695
Direct Bank Obligations               --          2,357,136            --       2,357,136
Short-Term Notes                      --         92,590,075            --      92,590,075
Investment Company                   848                 --            --             848
                              ----------    ---------------      --------  --------------
Total Assets                  $      848    $   149,668,343      $     --  $  149,669,191
                              ----------    ---------------      --------  --------------

Currency contracts and forwards, if any, are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract's value from trade date. Futures, if any, are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.

See the accompanying Notes for further discussion of the methods used in determining value of the Fund's investments, and a summary of changes to the valuation methodologies, if any, during the reporting period.

NOTES TO STATEMENT OF INVESTMENTS

PREVIOUS ANNUAL PERIOD. Since July 29, 2011 represents the last day during the Fund's 2011 fiscal year on which the New York Stock Exchange was open for trading, the Fund's financial statements have been presented through that date to maintain consistency with the Fund's net asset value calculations used for shareholder transactions.

SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading.

Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Unadjusted quoted prices in active markets for identical securities are classified as "Level 1," observable market inputs other than unadjusted quoted prices are classified as "Level 2" and significant unobservable inputs, including the Manager's judgment about the assumptions that a market participant would use in pricing an asset or liability, are classified as "Level 3." The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. A table summarizing the Fund's investments under these levels of classification is included following the Statement of Investments.

Securities are valued using unadjusted quoted market prices, when available, as supplied primarily by portfolio pricing services approved by the Board of Trustees or dealers.

Securities traded on a registered U.S. securities exchange are valued based on the last sale price of the security reported on the principal exchange on which it is traded, prior to the time when the Fund's assets are valued. Securities whose principal exchange is

                       5 | Oppenheimer Short Duration Fund

Oppenheimer Short Duration Fund

STATEMENT OF INVESTMENTS OCTOBER 31, 2011 (UNAUDITED)

NASDAQ(R) are valued based on the official closing prices reported by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the current day's closing "bid" and "asked" prices, and if not, at the current day's closing bid price. A foreign security traded on a foreign exchange is valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service used by the Manager, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the most recent official closing price on the principal exchange on which it is traded.

Shares of a registered investment company that are not traded on an exchange are valued at that investment company's net asset value per share.

U.S. domestic and international debt instruments (including corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and "money market-type" debt instruments with a remaining maturity in excess of sixty days are valued at the mean between the "bid" and "asked" prices utilizing price quotations obtained from independent pricing services or broker-dealers. Such prices are typically determined based upon information obtained from market participants including reported trade data, broker-dealer price quotations and inputs such as benchmark yields and issuer spreads from identical or similar securities.

"Money market-type" debt instruments with remaining maturities of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value.

In the absence of a current price quotation obtained from an independent pricing service or broker-dealer, including for securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of the securities' respective exchanges, the Manager, acting through its internal valuation committee, in good faith determines the fair valuation of that asset using consistently applied procedures under the supervision of the Board of Trustees (which reviews those fair valuations by the Manager). Those procedures include certain standardized methodologies to fair value securities. Such methodologies include, but are not limited to, pricing securities initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be adjusted for any discounts related to resale restrictions. When possible, such methodologies use observable market inputs such as unadjusted quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

There have been no significant changes to the fair valuation methodologies of the Fund during the period.

INVESTMENT IN OPPENHEIMER INSTITUTIONAL MONEY MARKET FUND. The Fund is permitted to invest daily available cash balances in an affiliated money market fund. The Fund may invest the available cash in Class E shares of Oppenheimer Institutional Money Market Fund ("IMMF") to seek current income while preserving liquidity. IMMF is a registered open-end management investment company, regulated as a money market fund under the Investment Company Act of 1940, as amended. The Manager is also the investment adviser of IMMF. When applicable, the Fund's investment in IMMF is included in the Statement of Investments. Shares of IMMF are valued at their net asset value per share. As a shareholder, the Fund is subject to its proportional share of IMMF's Class E expenses, including its management fee. The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund's investment in IMMF.

FEDERAL TAXES. The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of October 31, 2011 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

                      6 | Oppenheimer Short Duration Fund

Oppenheimer Short Duration Fund

STATEMENT OF INVESTMENTS OCTOBER 31, 2011 (UNAUDITED)

Federal tax cost of securities   $  149,654,505
                                 ==============
Gross unrealized appreciation    $       74,516
Gross unrealized depreciation           (59,830)
                                 --------------
Net unrealized appreciation      $       14,686
                                 ==============

                      7 | Oppenheimer Short Duration Fund

ITEM 2. CONTROLS AND PROCEDURES.

      (a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 10/31/2011, the
            registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

      (b) There have been no significant changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Exhibits attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Short Duration Fund

By: -S- William F. Glavin, Jr.
    ------------------------------------
    William F. Glavin, Jr.
    Principal Executive Officer

Date: 12/12/2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: -S- William F. Glavin, Jr.
    -----------------------------------
    William F. Glavin, Jr.
    Principal Executive Officer

Date: 12/12/2011

By: -S- Brian W. Wixted
    -----------------------------------
    Brian W. Wixted
    Principal Financial Officer

Date: 12/12/2011